Related Party Transactions - Royalty payable to former parent and license fee payable to former parent and related agreement (Details) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jul. 31, 2013	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commercialization Agreement
Property and equipment, net				$ 870,914	$ 885,945	$ 829,232
Napo | Option Agreement
Commercialization Agreement
License fees paid			$ 100,000
Term of agreement			2 years
Napo | License Agreement
Commercialization Agreement
License fees paid				425,000	425,000	1,200,000
Payment obligation of one-time non-refundable license fee	$ 1,750,000	$ 2,000,000
Option fee		100,000
Milestone payments due		$ 3,150,000
Royalty expiration term from the first sale of each individual product		10 years
Minimum proceeds from IPO prior to December 31, 2015, required for royalty reduction		$ 10,000,000
Milestone payments due in the event of minimum proceeds from IPO		$ 0
Unpaid royalties					171
Napo | License Agreement | Property and equipment
Commercialization Agreement
Property and equipment, net				811,087	811,087
Napo | License Agreement | General and administrative expense
Commercialization Agreement
Royalties incurred				284	1,015	$ 39,734
Royalties paid				447
Unpaid royalties				$ 7
Napo | License Agreement | Research and development expense
Commercialization Agreement
Property and equipment, net					$ 1,200,000		$ 1,200,000
Products derived from Croton Lechleri | Napo | License Agreement
Commercialization Agreement
Royalty rate for net sales below revenue base (as a percent)		8.00%
Net product sales upon which royalty rate increases		$ 30,000,000
Royalty rate for net sales above revenue base (as a percent)		10.00%
Royalties payments due in the event of minimum proceeds from IPO		$ 0
Prescription products derived from Croton Lechleri | Napo | License Agreement
Commercialization Agreement
Royalty rate in the event of an IPO in excess of a specified amount		2.00%
Nonprescription products derived from Croton Lechleri | Napo | License Agreement
Commercialization Agreement
Royalty rate in the event of an IPO in excess of a specified amount		1.00%
Pharmaceutical prescription products not derived from Croton Lechleri | Napo | License Agreement
Commercialization Agreement
Royalty on annual net sales of products (as a percent)		2.00%
Nonprescription products not derived from Croton Lechleri | Napo | License Agreement
Commercialization Agreement
Royalty on annual net sales of products (as a percent)		1.00%